Loans and Leases - Schedule of Loans and Leases Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 133,302	$ 70,781	$ 32,372
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,550	864
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	606	480
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	329	214
90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	615	170
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	131,752	69,917
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	59,698	53,455
Commercial | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,077	685
Commercial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	373	387
Commercial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	241	192
Commercial | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	463	106
Commercial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	58,621	52,770
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3,465	2,804
Commercial | Commercial construction | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	53	51
Commercial | Commercial construction | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	43	50
Commercial | Commercial construction | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	8	0
Commercial | Commercial construction | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2	1
Commercial | Commercial construction | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3,412	2,753
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	15,567	14,473
Commercial | Owner occupied commercial mortgage | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	79	59
Commercial | Owner occupied commercial mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	22	29
Commercial | Owner occupied commercial mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	10	5
Commercial | Owner occupied commercial mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	47	25
Commercial | Owner occupied commercial mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	15,488	14,414
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11,540	9,902
Commercial | Non-owner occupied commercial mortgage | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	530	231
Commercial | Non-owner occupied commercial mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	89	76
Commercial | Non-owner occupied commercial mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	160	144
Commercial | Non-owner occupied commercial mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	281	11
Commercial | Non-owner occupied commercial mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11,010	9,671
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	27,072	24,105
Commercial | Commercial and industrial | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	324	252
Commercial | Commercial and industrial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	164	173
Commercial | Commercial and industrial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	48	26
Commercial | Commercial and industrial | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	112	53
Commercial | Commercial and industrial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	26,748	23,853
Commercial | Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,054	2,171
Commercial | Leases | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	91	92
Commercial | Leases | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	55	59
Commercial | Leases | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	15	17
Commercial | Leases | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	21	16
Commercial | Leases | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,963	2,079
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	18,591	17,326
Consumer | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	251	179
Consumer | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	146	93
Consumer | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	32	22
Consumer | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	73	64
Consumer | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	18,340	17,147
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14,422	13,309
Consumer | Residential mortgage | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	197	141
Consumer | Residential mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	118	73
Consumer | Residential mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	23	16
Consumer | Residential mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	56	52
Consumer | Residential mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14,225	13,168
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,007	1,951
Consumer | Revolving mortgage | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	28	20
Consumer | Revolving mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14	9
Consumer | Revolving mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3	3
Consumer | Revolving mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11	8
Consumer | Revolving mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,979	1,931
Consumer | Consumer auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,442	1,414
Consumer | Consumer auto | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14	9
Consumer | Consumer auto | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9	7
Consumer | Consumer auto | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3	1
Consumer | Consumer auto | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2	1
Consumer | Consumer auto | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,428	1,405
Consumer | Consumer other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	720	652
Consumer | Consumer other | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	12	9
Consumer | Consumer other | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5	4
Consumer | Consumer other | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3	2
Consumer | Consumer other | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4	3
Consumer | Consumer other | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	708	643
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	55,013	0
SVB | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	222
SVB | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	87
SVB | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	56
SVB | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	79
SVB | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	54,791
SVB | Global fund banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	25,553	0
SVB | Global fund banking | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	25,553
SVB | Investor dependent - early stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,403	0
SVB | Investor dependent - early stage | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	31
SVB | Investor dependent - early stage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	10
SVB | Investor dependent - early stage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	12
SVB | Investor dependent - early stage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9
SVB | Investor dependent - early stage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,372
SVB | Investor dependent - growth stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,897	0
SVB | Investor dependent - growth stage | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14
SVB | Investor dependent - growth stage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5
SVB | Investor dependent - growth stage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
SVB | Investor dependent - growth stage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	7
SVB | Investor dependent - growth stage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,883
SVB | Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,658	0
SVB | Innovation C&I and cash flow dependent | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	70
SVB | Innovation C&I and cash flow dependent | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	27
SVB | Innovation C&I and cash flow dependent | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3
SVB | Innovation C&I and cash flow dependent | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	40
SVB | Innovation C&I and cash flow dependent | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,588
SVB | Private Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,822	0
SVB | Private Bank | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	58
SVB | Private Bank | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	30
SVB | Private Bank | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11
SVB | Private Bank | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	17
SVB | Private Bank | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,764
SVB | CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,698	0
SVB | CRE | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	40
SVB | CRE | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	10
SVB | CRE | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	28
SVB | CRE | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
SVB | CRE | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,658
SVB | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,982	$ 0
SVB | Other | Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9
SVB | Other | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5
SVB | Other | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Other | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
SVB | Other | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 2,973